The aging list of gross trade receivables is as follows: (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 867	R$ 734
Current [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	729	574
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	110	80
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	17	67
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	9	8
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 2	R$ 5